EQUITY (Details Textuals 1)	0 Months Ended		12 Months Ended	1 Months Ended												1 Months Ended					1 Months Ended				0 Months Ended			0 Months Ended
	Aug. 06, 2014 USD ($)	Jul. 10, 2014	Dec. 31, 2014 EUR (€)	Jun. 28, 2013 Newco USD ($)	Dec. 31, 2013 Class A Ordinary shares EUR (€)	Aug. 15, 2013 Class A Ordinary shares	Dec. 31, 2013 Class B Ordinary shares EUR (€)	Aug. 15, 2013 Class B Ordinary shares	Dec. 31, 2013 Class C Ordinary shares EUR (€)	Aug. 15, 2013 Class C Ordinary shares	Dec. 31, 2013 Class D Ordinary shares EUR (€)	Aug. 15, 2013 Class D Ordinary shares	Dec. 31, 2013 Class E Ordinary shares EUR (€)	Aug. 15, 2013 Class E Ordinary shares	Aug. 15, 2013 Class F Ordinary shares	Aug. 22, 2013 Class F1 Ordinary shares	Jun. 28, 2013 Class F1 Ordinary shares USD ($)	Dec. 31, 2013 Class F1 Ordinary shares EUR (€)	Aug. 15, 2013 Class F1 Ordinary shares	Jun. 28, 2013 Class F1 Ordinary shares EUR (€)	Aug. 22, 2013 Class F2 Ordinary shares	Jun. 28, 2013 Class F2 Ordinary shares	Dec. 31, 2013 Class F2 Ordinary shares EUR (€)	Aug. 15, 2013 Class F2 Ordinary shares	Jul. 10, 2014 Ordinary shares	Dec. 31, 2014 Ordinary shares EUR (€)	Aug. 15, 2013 Ordinary shares	Jul. 10, 2014 Ordinary shares Class A Ordinary shares	Jul. 10, 2014 Ordinary shares Class B Ordinary shares	Jul. 10, 2014 Ordinary shares Class C Ordinary shares	Jul. 10, 2014 Ordinary shares Class D Ordinary shares	Jul. 10, 2014 Ordinary shares Class E Ordinary shares	Jul. 10, 2014 Ordinary shares Class F1 Ordinary shares	Jul. 10, 2014 Ordinary shares Class F2 Ordinary shares	Dec. 31, 2013 Ordinary shares (with liquidation preferences) EUR (€)	Jun. 28, 2013 Ordinary shares (with liquidation preferences) Newco
Stockholders Equity Note [Line Items]
Ordinary shares, par or stated value per share (in dollars per share)			€ 0.01		€ 0.01		€ 0.01		€ 0.01		€ 0.01		€ 0.01					€ 0.01		€ 0.01			€ 0.01			€ 0.01									€ 0.01
Ordinary stock, shares, issued			214,554,061		32,070,835		6,703,520		3,390,490		32,164,955		11,749,700					14,326,650					41,547,280												60,559,715
Ordinary stock, shares, outstanding			214,554,061		32,070,835		6,703,520		3,390,490		32,164,955		11,749,700					14,326,650					41,547,280												60,559,715
Stock split effects
The stock split had the following effects: (i) each outstanding share of any class was increased to five shares of the same class; (ii) each outstanding warrant or option to purchase Ordinary shares was proportionately increased on a five-for-one basis; and (iii) the exercise price of each outstanding warrant or option to purchase Ordinary shares was proportionately decreased on a one-for-five basis.

Stock split ratio		Five-for-one stock split
Number of authorized shares after increase		500,000,000																							200,000,000			100,000,000	25,000,000	25,000,000	50,000,000	20,000,000	15,000,000	65,000,000
Ordinary stock, shares authorized			1,012,565,725		100,000,000	100,000,000	25,000,000	25,000,000	25,000,000	25,000,000	50,000,000	50,000,000	20,000,000	20,000,000	80,000,000			15,000,000	15,000,000				65,000,000	65,000,000			200,000,000								200,000,000
Conversion of shares, Description			Convert all classes of shares into one class of Ordinary shares on a 1:1 basis
Ordinary shares voting rights
The holders of Ordinary Shares (with liquidation preference), and Class A, B, C, D, E, F1 and F2 Ordinary shares had identical voting rights. The holders of class D shares have a veto right with respect to certain related party transactions and the right to designate a director of the Company. The holders of F1 shares have the right effectively to designate a director of the Company. The holders of Class D shares and Class F shares have the right to veto further issuances of Class D shares and Class F shares, respectively.

Number of shares agreed to sell and issue																4,297,995	4,297,995
Price per share (in dollars per share)	$ 25																$ 6.98
Consideration from shares agreed to sell and issue																	$ 30,000,000
Number of ordinary shares owned																																				500
Number of shares agrees to sell																10,028,655	10,028,655				41,547,280	41,547,280
Number of shares acquired				51,575,935
Stock purchase price (net of expenses)				$ 6.61
Conversion of stock shares converted																10,028,655					41,547,280